Convertible senior notes (Tables)	6 Months Ended
Jun. 30, 2026
Convertible senior notes
Schedule of convertible senior notes

January 1, 2026	—
Allocation of gross proceeds received	101,032
Transaction costs allocated(1)(2)	(4,913)
Initial recognition	96,119
Interest accretion(3)(4)	2,177
Balance June 30, 2026	98,296

Current	—
Non-current	98,296
98,296
(1)	Transaction costs of $2.4m were allocated to the derivative liability and expensed in the profit or loss statement therefore does not impact the carrying amount above.
(2)	The balance of the $150 million from the Notes proceeds was allocated to the host debt.
(3)	Effective April 1, 2026, interest expense on the Notes proceeds attributable to the development of Bilboes was capitalised to the Mine Development Asset.
(4)	$4,030 interest accretion is included in trade and other payables (note 24).

Schedule of borrowing costs

June 30, 2026
Effective interest expense	3,508
Corporate allocation adjustment @20%	(702)
Total capitalisable borrowing costs	2,807

Interest income from temporary investment of Notes proceeds	(1,176)
Corporate allocation adjustment @20%	235
Net interest income adjustment	(941)

Total eligible capitalisable borrowing costs	1,866

June 30, 2026
Borrowing costs capitalised	1,866
Capitalisation rate applied	7.0595%